Nov. 25, 2025
PACE Intermediate Fixed Income Investments | Class A Prospectus - PACE Intermediate Fixed Income Investments
Investment objective
Current income, consistent with reasonable stability of principal.
Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you or your family invest, or agree to invest in the future, at least $100,000 in the UBS family of funds. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 136 of the prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 251 of the fund's Statement of Additional Information. Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A beginning on page A-1 of this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

Shareholder fees (fees paid directly from your investment)
Class A
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	3.75%
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	None[1]
Exchange fee	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class A
Management fees	0.45%
Distribution and/or service (12b-1) fees	0.25
Other expenses (includes administration fee of 0.10%)[2]	0.41
Total annual fund operating expenses	1.11
Management fee waiver/expense reimbursements[3]	0.25
Total annual fund operating expenses after fee waiver and/or expense reimbursements[3]	0.86

[1]  Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.

[2]  "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.

[3]  The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2026 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 0.86% for Class A. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$459	$691	$940	$1,654
* Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
Portfolio turnover

The fund pays transaction costs, such as commissions or dealer spreads, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.*

*  Portfolio turnover with respect to to-be-announced securities for the fund are not reflected in the fund's financial statements, and therefore the portfolio turnover listed above differs from that presented in the fund's financial highlights.

Principal strategies

Principal investments

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities, which may be represented by derivatives or investments in securities of other investment companies that invest primarily in fixed income securities. Such investments may include US government and foreign government bonds (including bonds issued by supranational and quasi-governmental entities and mortgage-backed securities), municipal fixed income investments (including tax-exempt municipal securities), corporate bonds (including mortgage- and asset-backed securities of private issuers, Eurodollar certificates of deposit, Eurodollar bonds and Yankee bonds) and bank loans. There are different types of US government securities, including those issued or guaranteed by the US government, its agencies and its instrumentalities, and they have different types of government support. Some are supported by the full faith and credit of the US, while others are supported by (1) the ability of the issuer to borrow from the US Treasury; (2) the credit of the issuing agency, instrumentality or government-sponsored entity; (3) pools of assets, such as mortgages; or (4) the US government in some other way.

The fund may invest in bonds that are investment grade at the time of purchase. The fund may also invest, in the aggregate, up to 20% of its total assets (measured at the time of purchase) in (1) bonds that are below investment grade at the time of purchase (or unrated bonds of equivalent quality) (commonly known as "junk bonds"), (2) non-US dollar denominated securities, and (3) fixed income securities of issuers located in emerging markets. The fund may also invest in equity securities, such as preferred shares and securities convertible into stocks.

The fund invests in bonds of varying maturities. It normally limits its overall portfolio duration to within +/- 50% of the duration of the Bloomberg US Aggregate Bond Index, the fund's strategy benchmark index and which is generally representative of the market sectors or types of investments in which the fund invests, which as of July 31, 2025 was approximately 6.03 years and may change over time. Duration is a measure of the fund's exposure to interest rate risk—a longer duration means that changes in market interest rates are likely to have a larger effect on the value of the fund's portfolio.

The fund may invest in "to be announced" or "TBA" securities, which are mortgage-backed securities that usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities. The fund also may engage in TBA and Treasury "roll" transactions. A TBA roll transaction is a strategy whereby the fund decides to sell one TBA security and buy another TBA security due at a later date (Treasury roll transactions differ in that the underlying securities are US Treasury securities).

The fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or to attempt to increase total returns. The derivatives in which the fund invests include swap agreements (specifically, interest rate swaps) and currency forward agreements. These derivatives may be used for risk management purposes, such as managing the risk profile of the fund. In addition, the derivative instruments listed above may be used to enhance returns or in place of direct investments. Futures, swaps and swaptions also may be used to adjust the fund's portfolio duration.

The fund engages in frequent trading from time to time and consequently, the fund's investment strategies can result in high portfolio turnover.

Management process

The fund employs a "manager of managers" structure. UBS Asset Management (Americas) LLC ("UBS AM"), the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's subadvisor(s) and recommend their hiring, termination and replacement, and to allocate assets among the fund's subadvisor(s). The relative value of each subadvisor's share of the fund's assets may change over time.

UBS AM's investment process begins with subadvisor selection. UBS AM's portfolio management team constructs a list of potential subadvisors based on information primarily from internal sources and the team's collective knowledge of the industry, but also supplemented by external sources. The team then focuses its research on that list to identify a small number of the most attractive candidates. This research includes analyzing the portfolio holdings and/or positioning of a subadvisor's investment strategy to understand whether the allocation of risk and the drivers of alpha are consistent with the subadvisor's investment philosophy and stated strengths. The most attractive sub-set of those subadvisors is then selected for in-depth, on-site due diligence meetings with representatives from the investment, operations and compliance groups within UBS AM. The due diligence information is then synthesized to select the most attractive candidate(s) for the fund, subject to the board's approval.

In managing the fund and overseeing the fund's subadvisor(s), UBS AM views its research process as an ongoing one, as the team continually seeks to confirm a subadvisor's investment thesis over the appropriate investment horizon. In general, UBS AM leverages its research and market knowledge to construct funds with exposure to various subadvisors that are expected, in combination, to produce the desired overall fund characteristics. UBS AM's ongoing monitoring and risk management process incorporates daily, weekly, monthly, quarterly and annual responsibilities designed to monitor the drivers of fund risk and performance at the subadvisor level and at the overall fund level. Through this process, UBS AM may adjust a fund's positioning by altering its allocation weights across subadvisors within the fund and/or by changing the specific subadvisors within the fund.

The subadvisor utilizes a strategy that seeks to invest in a diversified portfolio of fixed income instruments that are performing, durable, and available at an attractive valuation, including floating or variable rate debt instruments.

Performance

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that another subadvisor was responsible for managing the fund's assets during previous periods. Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), assumed day-to-day management of the fund's assets on August 12, 2022. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

PACE Intermediate Fixed Income Investments Annual Total Returns of Class A Shares

Total return January 1 - September 30, 2025: 6.21% Best quarter during calendar years shown—4Q 2023: 7.31% Worst quarter during calendar years shown—1Q 2022: (6.09)%
Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2024)
Class (inception date)	1 year	5 years	10 years
Class A (1/31/01) Return before taxes	(0.26)%	(0.43)%	1.01%
Return after taxes on distributions	(2.54)	(1.98)	(0.20)
Return after taxes on distributions and sale of fund shares	(0.17)	(0.92)	0.28
Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)	1.25	(0.33)	1.35